Quarterly Holdings Report
for
Fidelity® Series International Small Cap Fund
January 31, 2023
SCF-S-NPRT1-0423
1.907961.113
Common Stocks - 97.4%
	Shares	Value ($)
Australia - 1.1%
Imdex Ltd.	10,444,033	18,545,198
Steadfast Group Ltd.	5,846,015	21,719,052
TOTAL AUSTRALIA		40,264,250
Austria - 0.2%
Mayr-Melnhof Karton AG	24,700	4,129,931
Wienerberger AG	130,000	3,886,561
TOTAL AUSTRIA		8,016,492
Bailiwick of Jersey - 0.2%
Integrated Diagnostics Holdings PLC (a)	16,028,734	8,655,516
Belgium - 1.6%
Azelis Group NV	743,287	20,023,837
Econocom Group SA	500,000	1,549,189
Fagron NV	497,500	7,339,431
KBC Ancora	654,579	32,008,918
TOTAL BELGIUM		60,921,375
Bermuda - 0.3%
Lancashire Holdings Ltd.	1,321,168	10,180,012
Brazil - 0.1%
LOG Commercial Properties e Participacoes SA	1,100,000	3,943,817
Canada - 3.7%
CAE, Inc. (b)	1,100,500	24,854,402
Cogeco Communications, Inc. (c)	70,000	3,616,925
ECN Capital Corp.	983,550	2,158,480
McCoy Global, Inc. (b)	1,106,750	898,343
MTY Food Group, Inc. (c)	72,200	3,734,941
North West Co., Inc.	130,000	3,540,791
Onex Corp. (sub. vtg.)	30,000	1,550,562
Osisko Gold Royalties Ltd.	874,700	11,708,246
Parkland Corp.	182,500	4,287,663
Pason Systems, Inc.	1,235,700	14,655,102
Real Matters, Inc. (b)(c)	830,000	3,306,152
Richelieu Hardware Ltd.	1,236,605	36,776,115
Summit Industrial Income REIT (c)	1,408,100	24,213,542
Total Energy Services, Inc.	325,900	2,270,560
TOTAL CANADA		137,571,824
Cayman Islands - 0.6%
ASMPT Ltd.	200,000	1,651,925
Chlitina Holding Ltd.	2,142,000	15,951,697
Kindstar Globalgene Technology, Inc. (a)(b)	3,750,500	1,102,303
SITC International Holdings Co. Ltd.	600,000	1,310,760
WH Group Ltd. (a)	3,500,000	2,155,526
TOTAL CAYMAN ISLANDS		22,172,211
Denmark - 0.7%
Cadeler A/S (b)	1,000,000	4,155,646
Spar Nord Bank A/S	1,442,327	22,933,225
TOTAL DENMARK		27,088,871
Finland - 0.6%
Huhtamaki Oyj	115,489	4,309,009
Musti Group OYJ	758,878	12,820,721
Nanoform Finland PLC (b)	425,000	1,339,912
Olvi Oyj (A Shares)	74,900	2,634,181
TOTAL FINLAND		21,103,823
France - 4.0%
Altarea SCA	21,100	2,871,946
ARGAN SA	75,600	6,418,925
Elis SA	285,000	4,988,388
Exail Technologies SA (b)	114,000	2,478,702
Exclusive Networks SA	370,000	7,666,799
Laurent-Perrier Group SA	117,531	15,716,181
Lectra	1,045,745	43,485,724
LISI	861,095	19,097,244
Maisons du Monde SA (a)	356,753	4,371,002
Stef SA	51,700	5,440,707
Teleperformance	9,000	2,495,009
Thermador Groupe SA	33,900	3,405,345
Vallourec SA (b)	180,000	2,615,357
Vetoquinol SA	295,648	27,416,591
Vicat SA	22,775	635,090
TOTAL FRANCE		149,103,010
Germany - 6.1%
CTS Eventim AG (b)	1,456,070	101,784,746
DIC Asset AG	189,456	1,816,630
Instone Real Estate Group BV (a)	150,000	1,524,728
Nexus AG	618,016	34,601,619
NORMA Group AG	98,900	2,121,353
Rheinmetall AG	143,900	33,478,349
Scout24 AG (a)	330,500	19,179,598
Stabilus Se	393,800	27,057,163
Talanx AG	75,200	3,708,347
Wacker Chemie AG	31,800	4,786,406
TOTAL GERMANY		230,058,939
Greece - 0.1%
Mytilineos SA	204,700	5,274,189
Hong Kong - 0.1%
Chervon Holdings Ltd.	460,000	2,309,603
Hungary - 0.2%
Richter Gedeon PLC	352,100	7,936,571
India - 0.7%
Embassy Office Parks (REIT)	4,461,800	17,924,865
Indian Energy Exchange Ltd. (a)	5,917,508	10,086,334
TOTAL INDIA		28,011,199
Indonesia - 0.1%
PT Selamat Sempurna Tbk	42,315,700	4,462,040
Ireland - 1.1%
Adient PLC (b)	47,100	2,120,442
Bank of Ireland Group PLC	350,000	3,723,597
Cairn Homes PLC	11,532,634	12,284,359
DCC PLC (United Kingdom)	46,000	2,612,113
Greencore Group PLC (b)	2,500,000	2,461,077
Irish Residential Properties REIT PLC	11,318,900	14,052,701
Mincon Group PLC	3,905,000	4,839,666
TOTAL IRELAND		42,093,955
Israel - 1.4%
Ituran Location & Control Ltd.	968,735	21,263,733
Maytronics Ltd.	874,171	10,586,342
Strauss Group Ltd.	333,464	8,505,547
Tel Aviv Stock Exchange Ltd.	1,764,857	10,635,211
TOTAL ISRAEL		50,990,833
Italy - 2.6%
Banca Generali SpA	53,900	1,980,592
BFF Bank SpA (a)	525,000	4,842,846
Intercos SpA (b)	269,000	3,880,723
Interpump Group SpA	1,615,037	83,891,525
MARR SpA	131,400	1,722,789
TOTAL ITALY		96,318,475
Japan - 31.9%
ABC-MART, Inc.	50,700	2,732,431
Ai Holdings Corp.	482,392	8,149,160
Aoki Super Co. Ltd.	309,187	5,333,518
Arcland Sakamoto Co. Ltd.	193,700	2,182,408
Artnature, Inc.	1,189,900	6,930,405
ASKUL Corp.	400,000	5,287,387
Aucnet, Inc.	757,060	11,009,712
Azbil Corp.	3,466,025	97,736,627
Bank of Kyoto Ltd.	156,153	7,265,515
BayCurrent Consulting, Inc.	119,000	5,058,639
Broadleaf Co. Ltd. (d)	5,982,673	21,122,708
Central Automotive Products Ltd.	183,879	3,433,648
CKD Corp.	149,900	2,321,528
Curves Holdings Co. Ltd. (d)	5,137,359	32,844,452
Daiichikosho Co. Ltd.	1,115,714	34,691,210
Daikokutenbussan Co. Ltd.	204,300	8,556,494
Dexerials Corp.	70,000	1,496,312
Digital Hearts Holdings Co. Ltd. (d)	1,330,250	19,716,448
Dip Corp.	121,200	3,597,271
Dowa Holdings Co. Ltd.	115,000	4,015,015
Food & Life Companies Ltd.	164,300	3,656,742
Fujitec Co. Ltd.	475,300	11,776,602
Funai Soken Holdings, Inc.	1,276,757	27,632,346
GMO Internet, Inc.	150,000	2,951,981
Goldcrest Co. Ltd. (d)	1,832,300	22,986,707
i-mobile Co. Ltd.	220,000	2,128,970
Inaba Denki Sangyo Co. Ltd.	396,300	8,609,953
Invincible Investment Corp.	7,000	2,985,299
Iwatani Corp.	55,000	2,370,567
Iwatsuka Confectionary Co. Ltd.	105,800	3,481,792
JEOL Ltd.	869,500	25,532,032
JINS Holdings, Inc.	88,300	2,659,180
JTOWER, Inc. (b)	132,000	6,322,464
Kamigumi Co. Ltd.	370,800	7,585,274
Kansai Electric Power Co., Inc.	480,000	4,616,206
Katitas Co. Ltd.	100,000	2,452,044
Kobayashi Pharmaceutical Co. Ltd.	411,800	29,563,992
Kobe Bussan Co. Ltd.	82,300	2,376,146
Koshidaka Holdings Co. Ltd.	4,048,759	29,316,216
Kusuri No Aoki Holdings Co. Ltd.	245,658	13,841,384
Kyoritsu Maintenance Co. Ltd.	86,500	3,950,798
Kyushu Railway Co.	130,000	2,914,166
Lasertec Corp.	266,360	50,428,048
Maruwa Ceramic Co. Ltd.	54,300	6,941,141
MCJ Co. Ltd.	530,000	4,122,450
Mebuki Financial Group, Inc.	1,700,000	4,428,189
Medikit Co. Ltd.	695,300	13,186,545
Meitec Corp.	201,000	3,781,152
Miroku Jyoho Service Co., Ltd.	864,291	10,832,325
Misumi Group, Inc.	1,487,970	37,448,451
Mitsuboshi Belting Ltd.	292,952	8,359,069
Miura Co. Ltd.	166,600	4,168,885
Monex Group, Inc.	380,000	1,340,551
Nagaileben Co. Ltd.	1,513,000	22,921,532
Net One Systems Co. Ltd.	381,400	10,335,930
Nihon Parkerizing Co. Ltd.	5,643,468	41,667,836
Nitto Kohki Co. Ltd.	270,000	3,192,824
NOF Corp.	217,800	9,277,674
NS Tool Co. Ltd. (d)	1,434,000	11,834,456
NSD Co. Ltd.	1,338,780	24,052,357
OBIC Co. Ltd.	509,600	81,702,468
OSG Corp.	2,120,875	33,286,921
PALTAC Corp.	122,000	4,417,264
Paramount Bed Holdings Co. Ltd.	616,612	11,842,867
ProNexus, Inc.	1,319,577	9,900,702
Qol Holdings Co. Ltd.	240,000	2,169,360
Raccoon Holdings, Inc.	220,000	2,002,342
Relo Group, Inc.	273,600	4,636,538
Renesas Electronics Corp. (b)	281,200	2,892,452
Roland Corp.	82,800	2,472,223
San-Ai Obbli Co. Ltd.	1,576,710	16,404,469
Sekisui Jushi Corp.	175,000	2,656,109
SHO-BOND Holdings Co. Ltd.	1,322,000	56,404,636
Shoei Co. Ltd.	802,500	30,900,745
SK Kaken Co. Ltd.	97,904	32,768,863
Software Service, Inc.	181,500	12,308,377
Sumco Corp.	395,500	5,860,033
Techno Medica Co. Ltd.	283,000	3,790,042
The Monogatari Corp.	245,096	12,280,609
TIS, Inc.	887,836	25,601,063
Tocalo Co. Ltd.	1,515,849	14,521,001
Toyo Suisan Kaisha Ltd.	85,000	3,512,269
Tsuruha Holdings, Inc.	124,635	9,176,574
USS Co. Ltd.	1,408,300	23,163,963
Welcia Holdings Co. Ltd.	84,270	1,883,491
YAKUODO Holdings Co. Ltd.	695,300	13,883,303
Yamato Holdings Co. Ltd.	215,000	3,761,844
Zuken, Inc.	96,000	2,342,784
TOTAL JAPAN		1,198,054,476
Kenya - 0.1%
Safaricom Ltd.	10,459,846	1,965,947
Korea (South) - 0.6%
BGF Retail Co. Ltd.	110,318	16,700,519
Hansol Chemical Co. Ltd.	18,660	3,213,535
Soulbrain Co. Ltd.	16,000	3,051,386
TOTAL KOREA (SOUTH)		22,965,440
Luxembourg - 0.3%
B&M European Value Retail SA	1,511,031	8,340,089
Novem Group SA	255,000	2,389,664
TOTAL LUXEMBOURG		10,729,753
Mexico - 0.1%
Bolsa Mexicana de Valores S.A.B. de CV	1,173,400	2,544,896
Netherlands - 5.7%
Aalberts Industries NV	2,235,235	105,099,045
AerCap Holdings NV (b)	346,000	21,870,660
Arcadis NV	107,100	4,624,749
BE Semiconductor Industries NV	255,000	18,097,134
IMCD NV	308,629	48,668,049
RHI Magnesita NV	113,100	3,750,810
TKH Group NV (depositary receipt)	52,609	2,378,121
Van Lanschot Kempen NV (Bearer)	305,761	8,775,573
TOTAL NETHERLANDS		213,264,141
New Zealand - 0.1%
EBOS Group Ltd.	100,000	2,787,685
Norway - 2.3%
Europris ASA (a)	1,254,800	8,064,380
Kongsberg Gruppen ASA	1,279,702	50,769,615
Medistim ASA	433,545	9,555,572
Selvaag Bolig ASA	840,200	2,710,431
Sparebanken Midt-Norge	77,737	989,080
TGS ASA	300,000	4,938,086
Volue A/S (b)	3,465,809	10,538,120
TOTAL NORWAY		87,565,284
Singapore - 0.1%
Boustead Singapore Ltd.	8,000,000	4,935,711
South Africa - 0.5%
Clicks Group Ltd. (c)	1,226,731	18,709,763
Spain - 1.1%
Cie Automotive SA	291,400	8,629,510
Compania de Distribucion Integral Logista Holdings SA	473,400	12,804,661
Fluidra SA (c)	1,036,320	18,206,426
TOTAL SPAIN		39,640,597
Sweden - 8.8%
Addlife AB	1,875,624	19,675,256
AddTech AB (B Shares)	7,276,065	115,775,820
Alligo AB (B Shares)	320,000	2,726,438
Arjo AB	370,000	1,431,514
Betsson AB (B Shares)	560,000	4,636,322
BHG Group AB (b)	1,203,200	1,762,644
Dometic Group AB (a)	276,500	1,731,827
Hemnet Group AB	2,145,100	29,865,988
HEXPOL AB (B Shares)	220,700	2,376,341
Instalco AB	551,500	2,126,874
INVISIO AB	1,253,434	21,958,108
JM AB (B Shares)	112,185	2,083,301
John Mattson Fastighetsforetag (b)	1,057,832	9,063,432
Lagercrantz Group AB (B Shares)	10,360,623	108,385,495
MIPS AB (c)	36,600	1,392,589
Teqnion AB	431,829	6,441,758
TOTAL SWEDEN		331,433,707
Switzerland - 1.4%
Coca-Cola HBC AG	110,000	2,660,059
Kardex AG	14,990	2,911,220
Tecan Group AG	109,285	45,600,076
VZ Holding AG	41,172	3,264,978
TOTAL SWITZERLAND		54,436,333
Taiwan - 0.6%
Addcn Technology Co. Ltd.	2,058,764	13,225,314
eMemory Technology, Inc.	63,000	3,451,201
International Games Systems Co. Ltd.	248,000	4,099,344
TOTAL TAIWAN		20,775,859
United Kingdom - 13.4%
Alliance Pharma PLC	2,244,435	1,743,243
Baltic Classifieds Group PLC	2,665,600	4,995,153
Beazley PLC	775,000	6,353,801
Bodycote PLC	5,240,861	42,062,382
Clarkson PLC	1,009,982	38,288,556
Close Brothers Group PLC	1,429	17,071
Dechra Pharmaceuticals PLC	1,166,013	41,199,298
Direct Line Insurance Group PLC	1,950,000	4,266,000
Domino's Pizza UK & IRL PLC	715,100	2,768,259
DP Poland PLC (b)	32,210,430	3,395,259
Dr. Martens Ltd.	1,050,000	2,009,052
Energean PLC	250,000	3,590,676
Games Workshop Group PLC	23,000	2,659,751
Grainger Trust PLC	2,206,700	7,062,496
H&T Group PLC	580,000	3,139,083
Harbour Energy PLC	875,800	3,383,874
Helios Towers PLC (b)	5,712,516	7,535,663
Hill & Smith Holdings PLC	225,514	3,503,114
Howden Joinery Group PLC	3,887,682	33,090,380
InterContinental Hotel Group PLC ADR	190,000	13,442,500
J.D. Wetherspoon PLC (b)	333,500	1,867,468
Jet2 PLC	150,000	2,246,869
John Wood Group PLC (b)	1,550,000	2,708,726
Londonmetric Properity PLC	816,308	1,895,024
LSL Property Services PLC	694,900	2,261,708
Mears Group PLC	1,245,152	3,146,926
Mitie Group PLC	2,200,000	2,115,571
On The Beach Group PLC (a)(b)	1,651,900	3,572,100
Petershill Partners PLC (a)	1,400,000	2,916,923
Pets At Home Group PLC	2,401,500	10,433,469
Rightmove PLC	6,244,570	45,372,379
S4 Capital PLC (b)	1,505,936	4,062,226
Sabre Insurance Group PLC (a)	5,096,709	6,471,982
Savills PLC	130,000	1,563,439
Softcat PLC	222,845	3,313,298
Spectris PLC	2,988,925	117,916,677
Spirax-Sarco Engineering PLC	377,897	53,717,153
Synthomer PLC	731,414	1,405,787
Tate & Lyle PLC	809,188	7,511,984
Ten Entertainment Group PLC	887,600	3,151,520
Vistry Group PLC	270,000	2,478,213
TOTAL UNITED KINGDOM		504,635,053
United States of America - 4.9%
Autoliv, Inc.	388,900	35,825,468
Concentrix Corp.	24,600	3,488,526
Morningstar, Inc.	224,100	54,429,408
NOV, Inc.	971,900	23,753,236
PriceSmart, Inc.	332,588	24,714,614
Ramaco Resources, Inc. (c)	220,000	2,294,600
ResMed, Inc.	166,300	37,977,931
TOTAL UNITED STATES OF AMERICA		182,483,783
TOTAL COMMON STOCKS (Cost $2,805,733,875)		3,653,405,433

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	89,903,861	89,921,842
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	17,437,559	17,439,303
TOTAL MONEY MARKET FUNDS (Cost $107,360,185)		107,361,145

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,913,094,060)	3,760,766,578
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,798,981)
NET ASSETS - 100.0%	3,751,967,597

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,675,065 or 2.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	121,291,715	173,912,315	205,282,188	1,121,233	-	-	89,921,842	0.2%
Fidelity Securities Lending Cash Central Fund 4.38%	18,451,075	33,024,292	34,036,064	22,685	-	-	17,439,303	0.1%
Total	139,742,790	206,936,607	239,318,252	1,143,918	-	-	107,361,145

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Broadleaf Co. Ltd.	21,927,817	-	-	40,486	-	(805,109)	21,122,708
Curves Holdings Co. Ltd.	29,217,035	789,120	-	-	-	2,838,297	32,844,452
Digital Hearts Holdings Co. Ltd.	18,366,423	-	69,148	-	(17,568)	1,436,741	19,716,448
Goldcrest Co. Ltd.	20,638,219	1,026,768	-	-	-	1,321,720	22,986,707
NS Tool Co. Ltd.	10,526,821	630,551	-	-	-	677,084	11,834,456
Total	100,676,315	2,446,439	69,148	40,486	(17,568)	5,468,733	108,504,771

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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